Income Taxes - Schedule of Reconciliation Between Total Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Loss before tax	$ (12,526,891)	$ (22,417,716)	$ (42,064,021)
Income tax benefits calculated at 25%	(3,131,723)	(5,604,429)	(10,516,005)
Effect of PRC preferential tax rates and tax holiday	(49,582)	11,750	2,678,633
Effect of income tax rate difference in other jurisdictions	71,057	(652,330)	(267,503)
Non-deductible expenses	886,418	2,014,345	7,650,137
Non-taxable income	(353,790)	(929,875)	(8,934,794)
Change in valuation allowance	714,281	1,612,806	8,505,113
Expiration of NOL	2,080,196	3,600,512	1,208,835
Income tax expense	$ 216,857	$ 52,779	$ 324,416